Pension Plans and Retiree Benefits - Schedule of Collective Investment Mixes for Plan Assets (Details) - CAD ($) $ in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Defined Benefit Plan Disclosure
Total fair value of plan investment	$ 2,445.9
Net payable	(21.2)
Fair value of Plan Assets	$ 2,424.7
Percentage of Plan Assets	100.00%
Percentage of Plan Asset before net payable	100.90%
Defined Benefit
Defined Benefit Plan Disclosure
Fair value of Plan Assets	$ 1,518.8	$ 1,367.9	$ 363.9
Post- Retirement Benefits
Defined Benefit Plan Disclosure
Fair value of Plan Assets	905.9	791.2	78.9
Commingled funds and pooled separate accounts
Defined Benefit Plan Disclosure
Total fair value of plan investment	$ 648.9
Percentage of Plan Asset before net payable	26.80%
Private Equity/Limited Partnership
Defined Benefit Plan Disclosure
Total fair value of plan investment	$ 55.6
Percentage of Plan Asset before net payable	2.30%
Pooled separate accounts
Defined Benefit Plan Disclosure
Total fair value of plan investment		$ 32.0
Percentage of Plan Asset before net payable		1.30%
Collective trust fund
Defined Benefit Plan Disclosure
Total fair value of plan investment		$ 433.8
Percentage of Plan Asset before net payable		17.90%
Net payable
Defined Benefit Plan Disclosure
Percentage of Plan Assets payable	(0.90%)
Fair value
Defined Benefit Plan Disclosure
Total fair value of plan investment	$ 1,275.6
Percentage of Plan Assets	52.60%
Fair value | Cash and short-term equivalents
Defined Benefit Plan Disclosure
Total fair value of plan investment	$ 12.7
Percentage of Plan Assets	0.50%
Fair value | Equities | Canada
Defined Benefit Plan Disclosure
Total fair value of plan investment	$ 6.7
Percentage of Plan Assets	0.30%
Fair value | Equities | United States
Defined Benefit Plan Disclosure
Total fair value of plan investment	$ 304.9
Percentage of Plan Assets	12.60%
Fair value | Fixed income
Defined Benefit Plan Disclosure
Total fair value of plan investment	$ 938.7
Percentage of Plan Assets	38.70%
Fair value | Real estate
Defined Benefit Plan Disclosure
Total fair value of plan investment	$ 0.8
Percentage of Plan Assets	0.00%
Fair value | Derivatives
Defined Benefit Plan Disclosure
Total fair value of plan investment	$ (0.2)
Percentage of Plan Assets	0.00%
Fair value | Other
Defined Benefit Plan Disclosure
Total fair value of plan investment	$ 12.0
Percentage of Plan Assets	0.50%
Level 1
Defined Benefit Plan Disclosure
Total fair value of plan investment	$ 452.9
Level 1 | Cash and short-term equivalents
Defined Benefit Plan Disclosure
Total fair value of plan investment	12.7
Level 1 | Equities | Canada
Defined Benefit Plan Disclosure
Total fair value of plan investment	6.7
Level 1 | Equities | United States
Defined Benefit Plan Disclosure
Total fair value of plan investment	304.6
Level 1 | Fixed income
Defined Benefit Plan Disclosure
Total fair value of plan investment	128.9
Level 1 | Real estate
Defined Benefit Plan Disclosure
Total fair value of plan investment	0.0
Level 1 | Derivatives
Defined Benefit Plan Disclosure
Total fair value of plan investment	0.0
Level 1 | Other
Defined Benefit Plan Disclosure
Total fair value of plan investment	0.0
Level 2
Defined Benefit Plan Disclosure
Total fair value of plan investment	822.7
Level 2 | Cash and short-term equivalents
Defined Benefit Plan Disclosure
Total fair value of plan investment	0.0
Level 2 | Equities | Canada
Defined Benefit Plan Disclosure
Total fair value of plan investment	0.0
Level 2 | Equities | United States
Defined Benefit Plan Disclosure
Total fair value of plan investment	0.3
Level 2 | Fixed income
Defined Benefit Plan Disclosure
Total fair value of plan investment	809.8
Level 2 | Real estate
Defined Benefit Plan Disclosure
Total fair value of plan investment	0.8
Level 2 | Derivatives
Defined Benefit Plan Disclosure
Total fair value of plan investment	(0.2)
Level 2 | Other
Defined Benefit Plan Disclosure
Total fair value of plan investment	$ 12.0
Canada
Defined Benefit Plan Disclosure
Percentage of Plan Assets	100.00%
Canada | Defined Benefit
Defined Benefit Plan Disclosure
Fair value of Plan Assets	$ 14.9	$ 13.8	115.2
Canada | Post- Retirement Benefits
Defined Benefit Plan Disclosure
Fair value of Plan Assets	$ 0.0	0.0	8.1
Canada | Cash and short-term equivalents
Defined Benefit Plan Disclosure
Percentage of Plan Assets	12.80%
Canada | Equities | Canada
Defined Benefit Plan Disclosure
Percentage of Plan Assets	27.50%
Canada | Equities | United States
Defined Benefit Plan Disclosure
Percentage of Plan Assets	16.00%
Canada | Fixed income
Defined Benefit Plan Disclosure
Percentage of Plan Assets	38.30%
Canada | Fixed income | SEMCO
Defined Benefit Plan Disclosure
Target asset mix	33.00%
Canada | Fixed income | Minimum
Defined Benefit Plan Disclosure
Target asset mix	45.00%
Canada | Fixed income | Minimum | WGL Holdings
Defined Benefit Plan Disclosure
Target asset mix	50.00%
Canada | Fixed income | Maximum
Defined Benefit Plan Disclosure
Target asset mix	55.00%
Canada | Fixed income | Maximum | WGL Holdings
Defined Benefit Plan Disclosure
Target asset mix	60.00%
Canada | Real estate
Defined Benefit Plan Disclosure
Percentage of Plan Assets	5.40%
Canada | Fair value
Defined Benefit Plan Disclosure
Total fair value of plan investment	$ 14.9
Canada | Fair value | Cash and short-term equivalents
Defined Benefit Plan Disclosure
Total fair value of plan investment	1.9
Canada | Fair value | Equities | Canada
Defined Benefit Plan Disclosure
Total fair value of plan investment	4.1
Canada | Fair value | Equities | United States
Defined Benefit Plan Disclosure
Total fair value of plan investment	2.4
Canada | Fair value | Fixed income
Defined Benefit Plan Disclosure
Total fair value of plan investment	5.7
Canada | Fair value | Real estate
Defined Benefit Plan Disclosure
Total fair value of plan investment	0.8
Canada | Level 1
Defined Benefit Plan Disclosure
Total fair value of plan investment	14.1
Canada | Level 1 | Cash and short-term equivalents
Defined Benefit Plan Disclosure
Total fair value of plan investment	1.9
Canada | Level 1 | Equities | Canada
Defined Benefit Plan Disclosure
Total fair value of plan investment	4.1
Canada | Level 1 | Equities | United States
Defined Benefit Plan Disclosure
Total fair value of plan investment	2.4
Canada | Level 1 | Fixed income
Defined Benefit Plan Disclosure
Total fair value of plan investment	5.7
Canada | Level 1 | Real estate
Defined Benefit Plan Disclosure
Total fair value of plan investment	0.0
Canada | Level 2
Defined Benefit Plan Disclosure
Total fair value of plan investment	0.8
Canada | Level 2 | Cash and short-term equivalents
Defined Benefit Plan Disclosure
Total fair value of plan investment	0.0
Canada | Level 2 | Equities | Canada
Defined Benefit Plan Disclosure
Total fair value of plan investment	0.0
Canada | Level 2 | Equities | United States
Defined Benefit Plan Disclosure
Total fair value of plan investment	0.0
Canada | Level 2 | Fixed income
Defined Benefit Plan Disclosure
Total fair value of plan investment	0.0
Canada | Level 2 | Real estate
Defined Benefit Plan Disclosure
Total fair value of plan investment	0.8
United States
Defined Benefit Plan Disclosure
Total fair value of plan investment	2,431.0
Net payable	(21.2)
Fair value of Plan Assets	$ 2,409.8
Percentage of Plan Assets	100.00%
Percentage of Plan Asset before net payable	100.90%
United States | Defined Benefit
Defined Benefit Plan Disclosure
Fair value of Plan Assets	$ 1,503.9	1,354.1	248.7
United States | Post- Retirement Benefits
Defined Benefit Plan Disclosure
Fair value of Plan Assets	$ 905.9	$ 791.2	$ 70.8
United States | Fixed income | WGL Holdings | Post- Retirement Benefits
Defined Benefit Plan Disclosure
Target asset mix	18.00%
United States | Commingled funds and pooled separate accounts
Defined Benefit Plan Disclosure
Total fair value of plan investment	$ 648.9
Percentage of Plan Asset before net payable	26.90%
United States | Private Equity/Limited Partnership
Defined Benefit Plan Disclosure
Total fair value of plan investment	$ 55.6
Percentage of Plan Asset before net payable	2.30%
United States | Pooled separate accounts
Defined Benefit Plan Disclosure
Total fair value of plan investment	$ 32.0
Percentage of Plan Asset before net payable	1.30%
United States | Collective trust fund
Defined Benefit Plan Disclosure
Total fair value of plan investment	$ 433.8
Percentage of Plan Asset before net payable	18.10%
United States | Collective trust fund | Common stock large cap
Defined Benefit Plan Disclosure
Target asset mix	90.00%
United States | Collective trust fund | Short term money market
Defined Benefit Plan Disclosure
Target asset mix	2.00%
United States | Collective trust fund | Income producing property
Defined Benefit Plan Disclosure
Target asset mix	8.00%
United States | Common stock large cap | WGL Holdings | Defined Benefit
Defined Benefit Plan Disclosure
Target asset mix	58.00%
United States | Corporate bonds | WGL Holdings | Post- Retirement Benefits
Defined Benefit Plan Disclosure
Target asset mix	24.00%
United States | Net payable
Defined Benefit Plan Disclosure
Percentage of Plan Assets payable	(0.90%)
United States | Fair value
Defined Benefit Plan Disclosure
Total fair value of plan investment	$ 1,260.7
Percentage of Plan Assets	52.30%
United States | Fair value | Cash and short-term equivalents
Defined Benefit Plan Disclosure
Total fair value of plan investment	$ 10.8
Percentage of Plan Assets	0.40%
United States | Fair value | Equities | Canada
Defined Benefit Plan Disclosure
Total fair value of plan investment	$ 2.6
Percentage of Plan Assets	0.10%
United States | Fair value | Equities | United States
Defined Benefit Plan Disclosure
Total fair value of plan investment	$ 302.5
Percentage of Plan Assets	12.60%
United States | Fair value | Fixed income
Defined Benefit Plan Disclosure
Total fair value of plan investment	$ 933.0
Percentage of Plan Assets	38.70%
United States | Fair value | Derivatives
Defined Benefit Plan Disclosure
Total fair value of plan investment	$ (0.2)
Percentage of Plan Assets	0.00%
United States | Fair value | Other
Defined Benefit Plan Disclosure
Total fair value of plan investment	$ 12.0
Percentage of Plan Assets	0.50%
United States | Level 1
Defined Benefit Plan Disclosure
Total fair value of plan investment	$ 438.8
United States | Level 1 | Cash and short-term equivalents
Defined Benefit Plan Disclosure
Total fair value of plan investment	10.8
United States | Level 1 | Equities | Canada
Defined Benefit Plan Disclosure
Total fair value of plan investment	2.6
United States | Level 1 | Equities | United States
Defined Benefit Plan Disclosure
Total fair value of plan investment	302.2
United States | Level 1 | Fixed income
Defined Benefit Plan Disclosure
Total fair value of plan investment	123.2
United States | Level 1 | Derivatives
Defined Benefit Plan Disclosure
Total fair value of plan investment	0.0
United States | Level 1 | Other
Defined Benefit Plan Disclosure
Total fair value of plan investment	0.0
United States | Level 2
Defined Benefit Plan Disclosure
Total fair value of plan investment	821.9
United States | Level 2 | Cash and short-term equivalents
Defined Benefit Plan Disclosure
Total fair value of plan investment	0.0
United States | Level 2 | Equities | Canada
Defined Benefit Plan Disclosure
Total fair value of plan investment	0.0
United States | Level 2 | Equities | United States
Defined Benefit Plan Disclosure
Total fair value of plan investment	0.3
United States | Level 2 | Fixed income
Defined Benefit Plan Disclosure
Total fair value of plan investment	809.8
United States | Level 2 | Derivatives
Defined Benefit Plan Disclosure
Total fair value of plan investment	(0.2)
United States | Level 2 | Other
Defined Benefit Plan Disclosure
Total fair value of plan investment	$ 12.0